Portfolio of investments—March 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 59.69%
Communication services: 5.49%
Diversified telecommunication services: 0.50%
AT&T, Inc.	5,976	$169,001
Verizon Communications, Inc.	3,505	158,987
		327,988
Entertainment: 0.88%
Electronic Arts, Inc.	197	28,470
Live Nation Entertainment, Inc.†	131	17,106
Netflix, Inc.†	356	331,981
Take-Two Interactive Software, Inc.†	137	28,393
TKO Group Holdings, Inc. Class A	55	8,405
Walt Disney Co.	1,505	148,544
Warner Bros Discovery, Inc.†	1,859	19,947
		582,846
Interactive media & services: 3.65%
Alphabet, Inc. Class A	4,856	750,932
Alphabet, Inc. Class C	3,936	614,921
Match Group, Inc.	209	6,521
Meta Platforms, Inc. Class A	1,823	1,050,704
		2,423,078
Media: 0.30%
Charter Communications, Inc. Class A†	80	29,482
Comcast Corp. Class A	3,140	115,866
Fox Corp. Class A	181	10,245
Fox Corp. Class B	110	5,798
Interpublic Group of Cos., Inc.	310	8,420
News Corp. Class A	315	8,574
News Corp. Class B	93	2,825
Omnicom Group, Inc.	164	13,597
Paramount Global Class B	495	5,920
		200,727
Wireless telecommunication services: 0.16%
T-Mobile U.S., Inc.	399	106,417
Consumer discretionary: 6.15%
Automobile components: 0.02%
Aptiv PLC†	191	11,365
Automobiles: 1.02%
Ford Motor Co.	3,241	32,507
General Motors Co.	828	38,941
Tesla, Inc.†	2,330	603,843
		675,291
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 1

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Broadline retail: 2.29%
Amazon.com, Inc.†	7,853	$1,494,112
eBay, Inc.	399	27,024
		1,521,136
Distributors: 0.05%
Genuine Parts Co.	116	13,820
LKQ Corp.	216	9,189
Pool Corp.	32	10,187
		33,196
Hotels, restaurants & leisure: 1.25%
Airbnb, Inc. Class A†	360	43,006
Booking Holdings, Inc.	28	128,994
Caesars Entertainment, Inc.†	177	4,425
Carnival Corp.†	872	17,030
Chipotle Mexican Grill, Inc. Class A†	1,128	56,637
Darden Restaurants, Inc.	98	20,360
Domino’s Pizza, Inc.	29	13,324
DoorDash, Inc. Class A†	282	51,541
Expedia Group, Inc.	103	17,314
Hilton Worldwide Holdings, Inc.	200	45,510
Las Vegas Sands Corp.	286	11,048
Marriott International, Inc. Class A	191	45,496
McDonald’s Corp.	597	186,485
MGM Resorts International†	186	5,513
Norwegian Cruise Line Holdings Ltd.†	366	6,939
Royal Caribbean Cruises Ltd.	206	42,321
Starbucks Corp.	946	92,793
Wynn Resorts Ltd.	75	6,263
Yum! Brands, Inc.	232	36,508
		831,507
Household durables: 0.18%
D.R. Horton, Inc.	236	30,003
Garmin Ltd.	128	27,793
Lennar Corp. Class A	194	22,267
Mohawk Industries, Inc.†	44	5,024
NVR, Inc.†	2	14,489
PulteGroup, Inc.	169	17,373
		116,949
Leisure products: 0.01%
Hasbro, Inc.	109	6,702
Specialty retail: 1.15%
AutoZone, Inc.†	14	53,379
Best Buy Co., Inc.	162	11,925
CarMax, Inc.†	128	9,974
Home Depot, Inc.	827	303,087
See accompanying notes to portfolio of investments
2 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Specialty retail(continued)
Lowe’s Cos., Inc.	470	$109,618
O’Reilly Automotive, Inc.†	48	68,764
Ross Stores, Inc.	275	35,142
TJX Cos., Inc.	936	114,005
Tractor Supply Co.	445	24,519
Ulta Beauty, Inc.†	39	14,295
Williams-Sonoma, Inc.	102	16,126
		760,834
Textiles, apparel & luxury goods: 0.18%
Deckers Outdoor Corp.†	126	14,088
lululemon athletica, Inc.†	93	26,325
NIKE, Inc. Class B	983	62,401
Ralph Lauren Corp. Class A	33	7,284
Tapestry, Inc.	172	12,110
		122,208
Consumer staples: 3.61%
Beverages: 0.76%
Brown-Forman Corp. Class B	152	5,159
Coca-Cola Co.	3,224	230,903
Constellation Brands, Inc. Class A	129	23,674
Keurig Dr Pepper, Inc.	994	34,015
Molson Coors Beverage Co. Class B	143	8,704
Monster Beverage Corp.†	583	34,117
PepsiCo, Inc.	1,142	171,231
		507,803
Consumer staples distribution & retail: 1.22%
Costco Wholesale Corp.	370	349,939
Dollar General Corp.	183	16,091
Dollar Tree, Inc.†	168	12,612
Kroger Co.	554	37,500
Sysco Corp.	407	30,541
Target Corp.	381	39,761
Walgreens Boots Alliance, Inc.	597	6,669
Walmart, Inc.	3,612	317,097
		810,210
Food products: 0.40%
Archer-Daniels-Midland Co.	398	19,108
Bunge Global SA	111	8,483
Campbell’s Co.	164	6,547
Conagra Brands, Inc.	397	10,588
General Mills, Inc.	459	27,444
Hershey Co.	123	21,037
Hormel Foods Corp.	242	7,487
J.M. Smucker Co.	89	10,538
Kellanova	224	18,478
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 3

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Food products(continued)
Kraft Heinz Co.	726	$22,092
Lamb Weston Holdings, Inc.	119	6,343
McCormick & Co., Inc.	210	17,285
Mondelez International, Inc. Class A	1,077	73,074
Tyson Foods, Inc. Class A	238	15,187
		263,691
Household products: 0.71%
Church & Dwight Co., Inc.	205	22,568
Clorox Co.	103	15,167
Colgate-Palmolive Co.	676	63,341
Kimberly-Clark Corp.	276	39,253
Procter & Gamble Co.	1,952	332,660
		472,989
Personal care products: 0.08%
Estee Lauder Cos., Inc. Class A	195	12,870
Kenvue, Inc.	1,596	38,272
		51,142
Tobacco: 0.44%
Altria Group, Inc.	1,411	84,688
Philip Morris International, Inc.	1,295	205,556
		290,244
Energy: 2.19%
Energy equipment & services: 0.16%
Baker Hughes Co. Class A	824	36,215
Halliburton Co.	723	18,342
Schlumberger NV	1,166	48,739
		103,296
Oil, gas & consumable fuels: 2.03%
APA Corp.	308	6,474
Chevron Corp.	1,391	232,700
ConocoPhillips	1,062	111,531
Coterra Energy, Inc.	613	17,716
Devon Energy Corp.	547	20,458
Diamondback Energy, Inc.	156	24,941
EOG Resources, Inc.	468	60,016
EQT Corp.	497	26,555
Expand Energy Corp.	175	19,481
Exxon Mobil Corp.	3,624	431,002
Hess Corp.	230	36,738
Kinder Morgan, Inc.	1,609	45,905
Marathon Petroleum Corp.	263	38,317
Occidental Petroleum Corp.	562	27,740
ONEOK, Inc.	517	51,297
Phillips 66	344	42,477
See accompanying notes to portfolio of investments
4 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Oil, gas & consumable fuels(continued)
Targa Resources Corp.	182	$36,486
Texas Pacific Land Corp.	16	21,200
Valero Energy Corp.	264	34,867
Williams Cos., Inc.	1,015	60,656
		1,346,557
Financials: 8.76%
Banks: 2.07%
Bank of America Corp.	5,513	230,057
Citigroup, Inc.	1,563	110,957
Citizens Financial Group, Inc.	364	14,913
Fifth Third Bancorp	558	21,874
Huntington Bancshares, Inc.	1,210	18,162
JPMorgan Chase & Co.	2,328	571,058
KeyCorp	829	13,256
M&T Bank Corp.	138	24,668
PNC Financial Services Group, Inc.	330	58,004
Regions Financial Corp.	757	16,450
Truist Financial Corp.	1,096	45,100
U.S. Bancorp	1,299	54,844
Wells Fargo & Co.	2,738	196,561
		1,375,904
Capital markets: 1.92%
Ameriprise Financial, Inc.	80	38,729
Bank of New York Mellon Corp.	598	50,154
BlackRock, Inc.	121	114,524
Blackstone, Inc.	609	85,126
Cboe Global Markets, Inc.	87	19,687
Charles Schwab Corp.	1,419	111,079
CME Group, Inc.	300	79,587
FactSet Research Systems, Inc.	32	14,549
Franklin Resources, Inc.	258	4,967
Goldman Sachs Group, Inc.	260	142,035
Intercontinental Exchange, Inc.	478	82,455
Invesco Ltd.	373	5,658
KKR & Co., Inc.	562	64,973
MarketAxess Holdings, Inc.	31	6,707
Moody’s Corp.	129	60,074
Morgan Stanley	1,030	120,170
MSCI, Inc. Class A	65	36,758
Nasdaq, Inc.	345	26,172
Northern Trust Corp.	163	16,080
Raymond James Financial, Inc.	154	21,392
S&P Global, Inc.	262	133,122
State Street Corp.	240	21,487
T. Rowe Price Group, Inc.	185	16,996
		1,272,481
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 5

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Consumer finance: 0.35%
American Express Co.	462	$124,301
Capital One Financial Corp.	317	56,838
Discover Financial Services	209	35,676
Synchrony Financial	324	17,153
		233,968
Financial services: 2.99%
Apollo Global Management, Inc.	372	50,942
Berkshire Hathaway, Inc. Class B†	1,526	812,717
Corpay, Inc.†	58	20,226
Fidelity National Information Services, Inc.	441	32,934
Fiserv, Inc.†	474	104,673
Global Payments, Inc.	206	20,172
Jack Henry & Associates, Inc.	61	11,139
Mastercard, Inc. Class A	678	371,625
PayPal Holdings, Inc.†	824	53,766
Visa, Inc. Class A	1,435	502,910
		1,981,104
Insurance: 1.43%
Aflac, Inc.	412	45,810
Allstate Corp.	221	45,763
American International Group, Inc.	494	42,948
Aon PLC Class A	180	71,836
Arch Capital Group Ltd.	312	30,008
Arthur J Gallagher & Co.	212	73,191
Assurant, Inc.	43	9,019
Brown & Brown, Inc.	198	24,631
Chubb Ltd.	310	93,617
Cincinnati Financial Corp.	130	19,204
Erie Indemnity Co. Class A	21	8,800
Everest Group Ltd.	36	13,080
Globe Life, Inc.	70	9,220
Hartford Insurance Group, Inc.	239	29,571
Loews Corp.	147	13,511
Marsh & McLennan Cos., Inc.	409	99,808
MetLife, Inc.	482	38,700
Principal Financial Group, Inc.	175	14,765
Progressive Corp.	488	138,109
Prudential Financial, Inc.	295	32,946
Travelers Cos., Inc.	189	49,983
W.R. Berkley Corp.	250	17,790
Willis Towers Watson PLC	83	28,050
		950,360
Health care: 6.67%
Biotechnology: 1.14%
AbbVie, Inc.	1,470	307,994
Amgen, Inc.	447	139,263
See accompanying notes to portfolio of investments
6 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Biotechnology(continued)
Biogen, Inc.†	122	$16,694
Gilead Sciences, Inc.	1,038	116,308
Incyte Corp.†	134	8,114
Moderna, Inc.†	282	7,995
Regeneron Pharmaceuticals, Inc.	88	55,812
Vertex Pharmaceuticals, Inc.†	214	103,752
		755,932
Health care equipment & supplies: 1.47%
Abbott Laboratories	1,444	191,547
Align Technology, Inc.†	58	9,214
Baxter International, Inc.	425	14,548
Becton Dickinson & Co.	239	54,745
Boston Scientific Corp.†	1,227	123,780
Cooper Cos., Inc.†	166	14,002
DexCom, Inc.†	325	22,194
Edwards Lifesciences Corp.†	491	35,588
GE HealthCare Technologies, Inc.	381	30,750
Hologic, Inc.†	187	11,551
IDEXX Laboratories, Inc.†	68	28,557
Insulet Corp.†	58	15,231
Intuitive Surgical, Inc.†	297	147,095
Medtronic PLC	1,068	95,970
ResMed, Inc.	122	27,310
Solventum Corp.†	115	8,745
STERIS PLC	82	18,585
Stryker Corp.	286	106,463
Zimmer Biomet Holdings, Inc.	166	18,788
		974,663
Health care providers & services: 1.42%
Cardinal Health, Inc.	201	27,692
Cencora, Inc.	144	40,045
Centene Corp.†	413	25,073
Cigna Group	228	75,012
CVS Health Corp.	1,050	71,138
DaVita, Inc.†	37	5,660
Elevance Health, Inc.	193	83,947
HCA Healthcare, Inc.	149	51,487
Henry Schein, Inc.†	104	7,123
Humana, Inc.	100	26,460
Labcorp Holdings, Inc.	69	16,059
McKesson Corp.	104	69,991
Molina Healthcare, Inc.†	46	15,152
Quest Diagnostics, Inc.	92	15,566
UnitedHealth Group, Inc.	766	401,193
Universal Health Services, Inc. Class B	49	9,207
		940,805
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 7

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Life sciences tools & services: 0.60%
Agilent Technologies, Inc.	238	$27,841
Bio-Techne Corp.	132	7,739
Charles River Laboratories International, Inc.†	43	6,472
Danaher Corp.	533	109,265
IQVIA Holdings, Inc.†	139	24,506
Mettler-Toledo International, Inc.†	17	20,075
Revvity, Inc.	101	10,686
Thermo Fisher Scientific, Inc.	318	158,237
Waters Corp.†	49	18,060
West Pharmaceutical Services, Inc.	60	13,433
		396,314
Pharmaceuticals: 2.04%
Bristol-Myers Squibb Co.	1,690	103,073
Eli Lilly & Co.	656	541,797
Johnson & Johnson	2,004	332,343
Merck & Co., Inc.	2,106	189,035
Pfizer, Inc.	4,718	119,554
Viatris, Inc.	994	8,658
Zoetis, Inc.	373	61,414
		1,355,874
Industrials: 5.05%
Aerospace & defense: 1.23%
Axon Enterprise, Inc.†	60	31,557
Boeing Co.†	624	106,423
General Dynamics Corp.	211	57,514
General Electric Co.	894	178,934
Howmet Aerospace, Inc.	337	43,719
Huntington Ingalls Industries, Inc.	33	6,733
L3Harris Technologies, Inc.	157	32,862
Lockheed Martin Corp.	174	77,728
Northrop Grumman Corp.	113	57,857
RTX Corp.	1,109	146,898
Textron, Inc.	152	10,982
TransDigm Group, Inc.	47	65,015
		816,222
Air freight & logistics: 0.20%
CH Robinson Worldwide, Inc.	99	10,138
Expeditors International of Washington, Inc.	117	14,069
FedEx Corp.	184	44,855
United Parcel Service, Inc. Class B	609	66,984
		136,046
Building products: 0.31%
A.O. Smith Corp.	98	6,405
Allegion PLC	72	9,393
Builders FirstSource, Inc.†	96	11,994
See accompanying notes to portfolio of investments
8 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Building products(continued)
Carrier Global Corp.	672	$42,605
Johnson Controls International PLC	550	44,061
Lennox International, Inc.	27	15,143
Masco Corp.	176	12,239
Trane Technologies PLC	187	63,004
		204,844
Commercial services & supplies: 0.37%
Cintas Corp.	286	58,781
Copart, Inc.†	730	41,311
Republic Services, Inc. Class A	169	40,925
Rollins, Inc.	234	12,643
Veralto Corp.	206	20,075
Waste Management, Inc.	304	70,379
		244,114
Construction & engineering: 0.05%
Quanta Services, Inc.	123	31,264
Electrical equipment: 0.44%
AMETEK, Inc.	193	33,223
Eaton Corp. PLC	329	89,432
Emerson Electric Co.	469	51,421
GE Vernova, Inc.	230	70,214
Generac Holdings, Inc.†	50	6,333
Hubbell, Inc. Class B	45	14,891
Rockwell Automation, Inc.	94	24,288
		289,802
Ground transportation: 0.56%
CSX Corp.	1,606	47,264
J.B. Hunt Transport Services, Inc.	66	9,765
Norfolk Southern Corp.	189	44,765
Old Dominion Freight Line, Inc.	156	25,810
Uber Technologies, Inc.†	1,739	126,703
Union Pacific Corp.	503	118,829
		373,136
Industrial conglomerates: 0.27%
3M Co.	452	66,381
Honeywell International, Inc.	541	114,557
		180,938
Machinery: 0.96%
Caterpillar, Inc.	398	131,260
Cummins, Inc.	114	35,732
Deere & Co.	211	99,033
Dover Corp.	114	20,028
Fortive Corp.	284	20,783
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 9

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Machinery(continued)
IDEX Corp.	63	$11,401
Illinois Tool Works, Inc.	222	55,058
Ingersoll Rand, Inc.	335	26,810
Nordson Corp.	45	9,077
Otis Worldwide Corp.	330	34,056
PACCAR, Inc.	437	42,551
Parker-Hannifin Corp.	107	65,040
Pentair PLC	138	12,072
Snap-on, Inc.	44	14,828
Stanley Black & Decker, Inc.	128	9,841
Westinghouse Air Brake Technologies Corp.	142	25,752
Xylem, Inc.	202	24,131
		637,453
Passenger airlines: 0.09%
Delta Air Lines, Inc.	534	23,282
Southwest Airlines Co.	493	16,555
United Airlines Holdings, Inc.†	274	18,920
		58,757
Professional services: 0.41%
Automatic Data Processing, Inc.	339	103,575
Broadridge Financial Solutions, Inc.	97	23,518
Dayforce, Inc.†	132	7,699
Equifax, Inc.	103	25,087
Jacobs Solutions, Inc.	102	12,331
Leidos Holdings, Inc.	109	14,708
Paychex, Inc.	267	41,193
Paycom Software, Inc.	39	8,521
Verisk Analytics, Inc. Class A	118	35,119
		271,751
Trading companies & distributors: 0.16%
Fastenal Co.	477	36,991
United Rentals, Inc.	54	33,842
WW Grainger, Inc.	37	36,550
		107,383
Information technology: 17.69%
Communications equipment: 0.54%
Arista Networks, Inc.†	860	66,633
Cisco Systems, Inc.	3,316	204,630
F5, Inc.†	48	12,781
Juniper Networks, Inc.	276	9,988
Motorola Solutions, Inc.	139	60,856
		354,888
Electronic equipment, instruments & components: 0.34%
Amphenol Corp. Class A	1,008	66,115
See accompanying notes to portfolio of investments
10 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Electronic equipment, instruments & components(continued)
CDW Corp.	111	$17,789
Corning, Inc.	642	29,391
Jabil, Inc.	91	12,382
Keysight Technologies, Inc.†	144	21,567
TE Connectivity PLC	248	35,047
Teledyne Technologies, Inc.†	39	19,411
Trimble, Inc.†	205	13,458
Zebra Technologies Corp. Class A†	43	12,150
		227,310
IT services: 0.71%
Accenture PLC Class A	521	162,573
Akamai Technologies, Inc.†	125	10,063
Cognizant Technology Solutions Corp. Class A	412	31,518
EPAM Systems, Inc.†	47	7,935
Gartner, Inc.†	64	26,863
GoDaddy, Inc. Class A†	118	21,257
International Business Machines Corp.	770	191,468
VeriSign, Inc.†	68	17,263
		468,940
Semiconductors & semiconductor equipment: 5.90%
Advanced Micro Devices, Inc.†	1,349	138,596
Analog Devices, Inc.	413	83,290
Applied Materials, Inc.	677	98,246
Broadcom, Inc.	3,903	653,479
Enphase Energy, Inc.†	110	6,825
First Solar, Inc.†	89	11,252
Intel Corp.	3,605	81,870
KLA Corp.	111	75,458
Lam Research Corp.	1,069	77,716
Microchip Technology, Inc.	448	21,688
Micron Technology, Inc.	928	80,634
Monolithic Power Systems, Inc.	40	23,199
NVIDIA Corp.	20,389	2,209,760
NXP Semiconductors NV	212	40,293
ON Semiconductor Corp.†	351	14,282
QUALCOMM, Inc.	921	141,475
Skyworks Solutions, Inc.	134	8,660
Teradyne, Inc.	136	11,234
Texas Instruments, Inc.	758	136,213
		3,914,170
Software: 5.83%
Adobe, Inc.†	362	138,838
ANSYS, Inc.†	73	23,109
Autodesk, Inc.†	179	46,862
Cadence Design Systems, Inc.†	228	57,987
Crowdstrike Holdings, Inc. Class A†	205	72,279
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 11

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Software(continued)
Fair Isaac Corp.†	20	$36,883
Fortinet, Inc.†	530	51,018
Gen Digital, Inc.	452	11,996
Intuit, Inc.	233	143,060
Microsoft Corp.	6,189	2,323,289
Oracle Corp.	1,351	188,883
Palantir Technologies, Inc. Class A†	1,707	144,071
Palo Alto Networks, Inc.†	551	94,023
PTC, Inc.†	100	15,495
Roper Technologies, Inc.	89	52,472
Salesforce, Inc.	797	213,883
ServiceNow, Inc.†	172	136,936
Synopsys, Inc.†	129	55,322
Tyler Technologies, Inc.†	36	20,930
Workday, Inc. Class A†	178	41,568
		3,868,904
Technology hardware, storage & peripherals: 4.37%
Apple, Inc.	12,507	2,778,180
Dell Technologies, Inc. Class C	260	23,699
Hewlett Packard Enterprise Co.	1,093	16,865
HP, Inc.	781	21,626
NetApp, Inc.	169	14,845
Seagate Technology Holdings PLC	176	14,951
Super Micro Computer, Inc.†	419	14,346
Western Digital Corp.†	290	11,725
		2,896,237
Materials: 1.21%
Chemicals: 0.80%
Air Products & Chemicals, Inc.	185	54,560
Albemarle Corp.	98	7,058
CF Industries Holdings, Inc.	145	11,332
Corteva, Inc.	571	35,933
Dow, Inc.	586	20,463
DuPont de Nemours, Inc.	348	25,989
Eastman Chemical Co.	96	8,459
Ecolab, Inc.	210	53,239
International Flavors & Fragrances, Inc.	213	16,531
Linde PLC	396	184,393
LyondellBasell Industries NV Class A	216	15,206
Mosaic Co.	264	7,131
PPG Industries, Inc.	193	21,104
Sherwin-Williams Co.	193	67,394
		528,792
See accompanying notes to portfolio of investments
12 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Construction materials: 0.08%
Martin Marietta Materials, Inc.	51	$24,385
Vulcan Materials Co.	110	25,663
		50,048
Containers & packaging: 0.14%
Amcor PLC	1,203	11,669
Avery Dennison Corp.	67	11,924
Ball Corp.	248	12,913
International Paper Co.	439	23,421
Packaging Corp. of America	74	14,653
Smurfit WestRock PLC	412	18,565
		93,145
Metals & mining: 0.19%
Freeport-McMoRan, Inc.	1,196	45,281
Newmont Corp.-U.S. Exchange Traded Shares	948	45,770
Nucor Corp.	195	23,466
Steel Dynamics, Inc.	118	14,759
		129,276
Real estate: 1.35%
Health care REITs: 0.19%
Alexandria Real Estate Equities, Inc.	128	11,841
Healthpeak Properties, Inc.	582	11,768
Ventas, Inc.	364	25,029
Welltower, Inc.	507	77,677
		126,315
Hotel & resort REITs: 0.01%
Host Hotels & Resorts, Inc.	582	8,270
Industrial REITs: 0.13%
Prologis, Inc.	772	86,302
Office REITs: 0.01%
BXP, Inc.	121	8,130
Real estate management & development: 0.09%
CBRE Group, Inc. Class A†	246	32,172
CoStar Group, Inc.†	351	27,810
		59,982
Residential REITs: 0.18%
AvalonBay Communities, Inc.	118	25,325
Camden Property Trust	89	10,885
Equity Residential	285	20,400
Essex Property Trust, Inc.	54	16,555
Invitation Homes, Inc.	474	16,519
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 13

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Residential REITs(continued)
Mid-America Apartment Communities, Inc.	97	$16,255
UDR, Inc.	251	11,338
		117,277
Retail REITs: 0.17%
Federal Realty Investment Trust	64	6,261
Kimco Realty Corp.	566	12,022
Realty Income Corp.	729	42,289
Regency Centers Corp.	136	10,031
Simon Property Group, Inc.	255	42,350
		112,953
Specialized REITs: 0.57%
American Tower Corp.	389	84,647
Crown Castle, Inc.	362	37,731
Digital Realty Trust, Inc.	263	37,685
Equinix, Inc.	81	66,043
Extra Space Storage, Inc.	176	26,134
Iron Mountain, Inc.	245	21,080
Public Storage	131	39,207
SBA Communications Corp. Class A	90	19,801
VICI Properties, Inc. Class A	878	28,641
Weyerhaeuser Co.	604	17,685
		378,654
Utilities: 1.52%
Electric utilities: 0.98%
Alliant Energy Corp.	214	13,771
American Electric Power Co., Inc.	444	48,516
Constellation Energy Corp.	260	52,424
Duke Energy Corp.	646	78,792
Edison International	322	18,972
Entergy Corp.	357	30,520
Evergy, Inc.	191	13,169
Eversource Energy	305	18,943
Exelon Corp.	837	38,569
FirstEnergy Corp.	427	17,259
NextEra Energy, Inc.	1,712	121,364
NRG Energy, Inc.	169	16,133
PG&E Corp.	1,826	31,371
Pinnacle West Capital Corp.	95	9,049
PPL Corp.	615	22,208
Southern Co.	912	83,858
Xcel Energy, Inc.	478	33,838
		648,756
Gas utilities: 0.03%
Atmos Energy Corp.	132	20,405
See accompanying notes to portfolio of investments
14 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Independent power and renewable electricity producers: 0.06%
AES Corp.	592	$7,353
Vistra Corp.	283	33,235
		40,588
Multi-utilities: 0.41%
Ameren Corp.	225	22,590
CenterPoint Energy, Inc.	543	19,673
CMS Energy Corp.	249	18,702
Consolidated Edison, Inc.	288	31,850
Dominion Energy, Inc.	699	39,193
DTE Energy Co.	173	23,921
NiSource, Inc.	391	15,675
Public Service Enterprise Group, Inc.	415	34,154
Sempra	527	37,607
WEC Energy Group, Inc.	264	28,771
		272,136
Water utilities: 0.04%
American Water Works Co., Inc.	162	23,898
Total common stocks (Cost $18,053,394)		39,590,667

	Interest rate	Maturity date	Principal
U.S. Treasury securities: 38.71%
U.S. Treasury Bonds	1.13%	5-15-2040	$1,060,000	670,740
U.S. Treasury Bonds	1.38	11-15-2040	87,000	56,536
U.S. Treasury Bonds	1.38	8-15-2050	1,000	510
U.S. Treasury Bonds	1.63	11-15-2050	87,000	47,357
U.S. Treasury Bonds	1.88	2-15-2041	664,000	465,838
U.S. Treasury Bonds	1.88	2-15-2051	221,000	128,146
U.S. Treasury Bonds	1.88	11-15-2051	105,000	60,396
U.S. Treasury Bonds	2.00	8-15-2051	629,000	374,599
U.S. Treasury Bonds	2.25	5-15-2041	201,000	148,952
U.S. Treasury Bonds	2.25	8-15-2046	106,000	71,293
U.S. Treasury Bonds	2.25	8-15-2049	108,000	69,668
U.S. Treasury Bonds	2.25	2-15-2052	615,000	387,979
U.S. Treasury Bonds	2.38	5-15-2051	224,000	146,484
U.S. Treasury Bonds	2.50	2-15-2046	106,000	75,384
U.S. Treasury Bonds	2.50	5-15-2046	105,000	74,411
U.S. Treasury Bonds	2.75	8-15-2047	101,000	73,856
U.S. Treasury Bonds	2.75	11-15-2047	100,000	72,945
U.S. Treasury Bonds	2.88	8-15-2045	115,000	88,078
U.S. Treasury Bonds	2.88	11-15-2046	154,000	116,366
U.S. Treasury Bonds	3.00	11-15-2044	64,000	50,425
U.S. Treasury Bonds	3.00	5-15-2045	116,000	90,988
U.S. Treasury Bonds	3.00	11-15-2045	115,000	89,767
U.S. Treasury Bonds	3.00	2-15-2047	106,000	81,645
U.S. Treasury Bonds	3.00	5-15-2047	104,000	79,901
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 15

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds	3.00%	2-15-2048	$114,000	$86,898
U.S. Treasury Bonds	3.00	8-15-2048	121,000	91,880
U.S. Treasury Bonds	3.00	2-15-2049	140,000	105,870
U.S. Treasury Bonds	3.13	11-15-2041	37,000	30,927
U.S. Treasury Bonds	3.13	5-15-2048	123,000	95,743
U.S. Treasury Bonds	3.38	5-15-2044	110,000	92,533
U.S. Treasury Bonds	3.38	11-15-2048	300,000	243,504
U.S. Treasury Bonds	3.50	2-15-2039	29,000	26,442
U.S. Treasury Bonds	3.75	8-15-2041	36,000	32,813
U.S. Treasury Bonds	3.88	8-15-2040	37,000	34,599
U.S. Treasury Bonds	4.25	5-15-2039	31,000	30,537
U.S. Treasury Bonds	4.25	11-15-2040	40,000	38,998
U.S. Treasury Bonds	4.25	2-15-2054	200,000	188,438
U.S. Treasury Bonds	4.38	2-15-2038	133,000	133,909
U.S. Treasury Bonds	4.38	11-15-2039	35,000	34,824
U.S. Treasury Bonds	4.38	5-15-2040	35,000	34,739
U.S. Treasury Bonds	4.38	5-15-2041	33,000	32,533
U.S. Treasury Bonds	4.50	2-15-2036	26,000	26,775
U.S. Treasury Bonds	4.50	5-15-2038	21,000	21,408
U.S. Treasury Bonds	4.50	8-15-2039	33,000	33,331
U.S. Treasury Bonds	4.50	11-15-2054	200,000	197,063
U.S. Treasury Bonds	4.63	2-15-2040	38,000	38,808
U.S. Treasury Bonds	4.75	2-15-2037	103,000	108,062
U.S. Treasury Bonds	4.75	2-15-2041	44,000	45,354
U.S. Treasury Bonds	4.75	11-15-2053	290,000	296,423
U.S. Treasury Bonds	5.00	5-15-2037	102,000	109,212
U.S. Treasury Bonds	5.25	11-15-2028	45,000	47,006
U.S. Treasury Bonds	5.25	2-15-2029	583,000	612,651
U.S. Treasury Bonds	5.38	2-15-2031	31,000	33,183
U.S. Treasury Bonds	5.50	8-15-2028	35,000	36,843
U.S. Treasury Bonds	6.13	11-15-2027	49,000	51,731
U.S. Treasury Bonds	6.13	8-15-2029	85,000	92,441
U.S. Treasury Bonds	6.25	5-15-2030	871,000	962,353
U.S. Treasury Bonds	6.38	8-15-2027	371,000	392,130
U.S. Treasury Bonds	6.50	11-15-2026	28,000	29,249
U.S. Treasury Bonds	6.63	2-15-2027	108,000	113,649
U.S. Treasury Bonds	6.75	8-15-2026	1,100,000	1,142,539
U.S. Treasury Notes	0.38	7-31-2027	500,000	461,074
U.S. Treasury Notes	0.38	9-30-2027	155,000	142,152
U.S. Treasury Notes	0.50	5-31-2027	291,000	270,630
U.S. Treasury Notes	0.50	8-31-2027	142,000	130,984
U.S. Treasury Notes	0.50	10-31-2027	1,383,000	1,268,740
U.S. Treasury Notes	0.63	7-31-2026	1,200,000	1,148,156
U.S. Treasury Notes	0.63	3-31-2027	81,000	75,934
U.S. Treasury Notes	0.63	11-30-2027	574,000	526,959
U.S. Treasury Notes	0.63	5-15-2030	1,393,000	1,178,554
U.S. Treasury Notes	0.63	8-15-2030	422,000	353,969
U.S. Treasury Notes	0.75	4-30-2026	486,000	469,191
See accompanying notes to portfolio of investments
16 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	0.75%	5-31-2026	$194,000	$186,816
U.S. Treasury Notes	0.88	11-15-2030	132,000	111,396
U.S. Treasury Notes	1.00	7-31-2028	315,000	286,687
U.S. Treasury Notes	1.13	2-28-2027	127,000	120,526
U.S. Treasury Notes	1.25	4-30-2028	25,000	23,100
U.S. Treasury Notes	1.25	9-30-2028	785,000	717,232
U.S. Treasury Notes	1.25	8-15-2031	1,051,000	886,658
U.S. Treasury Notes	1.38	8-31-2026	95,000	91,645
U.S. Treasury Notes	1.38	10-31-2028	1,255,000	1,149,600
U.S. Treasury Notes	1.38	11-15-2031	940,000	793,859
U.S. Treasury Notes	1.50	8-15-2026	102,000	98,649
U.S. Treasury Notes	1.50	1-31-2027	98,000	93,835
U.S. Treasury Notes	1.50	2-15-2030	209,000	186,443
U.S. Treasury Notes	1.63	5-15-2026	105,000	102,248
U.S. Treasury Notes	1.63	10-31-2026	94,000	90,681
U.S. Treasury Notes	1.63	11-30-2026	97,000	93,442
U.S. Treasury Notes	1.63	8-15-2029	227,000	206,357
U.S. Treasury Notes	1.75	12-31-2026	99,000	95,380
U.S. Treasury Notes	1.75	11-15-2029	178,000	161,848
U.S. Treasury Notes	1.88	6-30-2026	98,000	95,485
U.S. Treasury Notes	1.88	7-31-2026	99,000	96,316
U.S. Treasury Notes	2.00	11-15-2026	170,000	164,847
U.S. Treasury Notes	2.13	5-31-2026	97,000	94,912
U.S. Treasury Notes	2.25	3-31-2026	99,000	97,261
U.S. Treasury Notes	2.25	2-15-2027	196,000	190,128
U.S. Treasury Notes	2.25	8-15-2027	101,000	97,272
U.S. Treasury Notes	2.25	11-15-2027	99,000	94,970
U.S. Treasury Notes	2.38	4-30-2026	98,000	96,283
U.S. Treasury Notes	2.38	5-15-2027	164,000	158,907
U.S. Treasury Notes	2.38	3-31-2029	200,000	188,617
U.S. Treasury Notes	2.38	5-15-2029	90,000	84,734
U.S. Treasury Notes	2.63	2-15-2029	181,000	172,657
U.S. Treasury Notes	2.75	2-15-2028	189,000	183,212
U.S. Treasury Notes	2.75	8-15-2032	680,000	621,722
U.S. Treasury Notes	2.88	5-15-2028	178,000	172,667
U.S. Treasury Notes	2.88	8-15-2028	190,000	183,870
U.S. Treasury Notes	3.13	11-15-2028	226,000	220,032
U.S. Treasury Notes	3.50	2-15-2033	115,000	110,157
U.S. Treasury Notes	3.88	8-15-2033	460,000	450,836
U.S. Treasury Notes	4.13	11-15-2032	110,000	110,163
U.S. Treasury Notes	4.38	5-15-2034	300,000	304,055
U.S. Treasury Notes	4.50	11-15-2033	200,000	204,781
U.S. Treasury Notes	4.63	11-15-2026	700,000	707,273
Total U.S. Treasury securities (Cost $27,202,696)				25,671,564
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 17

Portfolio of investments—March 31, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.53%
Investment companies: 1.53%
Allspring Government Money Market Fund Select Class♠∞		4.27%	1,017,983	$1,017,983
Total short-term investments (Cost $1,017,983)				1,017,983
Total investments in securities (Cost $46,274,073)	99.93%			66,280,214
Other assets and liabilities, net	0.07			45,091
Total net assets	100.00%			$66,325,305

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,711,390	$2,935,313	$(3,628,720)	$0	$0	$1,017,983	1,017,983	$19,351
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	22	6-18-2025	$2,445,949	$2,446,812	$863	$0
Ultra Long Term U.S. Treasury Bond	39	6-18-2025	4,786,447	4,767,750	0	(18,697)
Micro E-Mini S&P 500	11	6-20-2025	313,145	310,929	0	(2,216)
Short
E-Mini S&P 500 Index	(10)	6-20-2025	(2,846,047)	(2,826,625)	19,422	0
					$20,285	$(20,913)
See accompanying notes to portfolio of investments
18 | Allspring VT Index Asset Allocation Fund

Notes to portfolio of investments—March 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring VT Index Asset Allocation Fund | 19

Notes to portfolio of investments—March 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$3,641,056	$0	$0	$3,641,056
Consumer discretionary	4,079,188	0	0	4,079,188
Consumer staples	2,396,079	0	0	2,396,079
Energy	1,449,853	0	0	1,449,853
Financials	5,813,817	0	0	5,813,817
Health care	4,423,588	0	0	4,423,588
Industrials	3,351,710	0	0	3,351,710
Information technology	11,730,449	0	0	11,730,449
Materials	801,261	0	0	801,261
Real estate	897,883	0	0	897,883
Utilities	1,005,783	0	0	1,005,783
U.S. Treasury securities	25,671,564	0	0	25,671,564
Short-term investments
Investment companies	1,017,983	0	0	1,017,983
	66,280,214	0	0	66,280,214
Futures contracts	20,285	0	0	20,285
Total assets	$66,300,499	$0	$0	$66,300,499
Liabilities
Futures contracts	$20,913	$0	$0	$20,913
Total liabilities	$20,913	$0	$0	$20,913
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of March 31, 2025, $455,531 was segregated as cash collateral for these open futures contracts.
At March 31, 2025, the Fund did not have any transfers into/out of Level 3.
20 | Allspring VT Index Asset Allocation Fund